UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-99.0%
Aerospace/Defense-1.7%

Boeing Co.	9,300	$826,212
Spirit Aerosystems Holdings, Inc †	11,700	391,599

		1,217,811

Aerospace/Defense-Equipment-1.3%

United Technologies Corp.	14,700	919,044

Applications Software-3.2%

Microsoft Corp.	77,000	2,299,220

Athletic Footwear-0.5%

NIKE, Inc., Class B	3,600	356,508

Beverages-Non-alcoholic-2.6%

PepsiCo, Inc.	28,900	1,807,695

Building-Residential/Commerical-0.5%

Centex Corp.	6,300	354,501

Cable TV-1.6%

Comcast Corp., Class A †	26,700	1,130,211

Casino Services-2.0%

International Game Technology	16,800	776,160
Scientific Games Corp., Class A †	22,000	665,060

		1,441,220

Cellular Telecom-1.0%

NII Holdings, Inc. †	10,900	702,396

Coal-0.9%

Peabody Energy Corp.	16,300	658,683

Commercial Services-0.8%

AerCap Holdings NV †	23,100	535,458

Computer Aided Design-1.0%

Autodesk, Inc. †	17,000	687,820

Computers-4.4%

Apple Computer, Inc. †	10,800	916,272
Hewlett-Packard Co.	19,900	819,681
International Business Machines Corp.	14,500	1,408,675

		3,144,628

Cosmetics & Toiletries-3.0%

Procter & Gamble Co.	33,400	2,146,618

Diversified Manufactured Operations-8.1%

3M Co.	8,600	670,198
Danaher Corp.	15,700	1,137,308
Dover Corp.	15,400	754,908
General Electric Co.	61,200	2,277,252
ITT Industries, Inc.	15,900	903,438

		5,743,104

Electric Products-Misc.-2.6%

AMETEK, Inc.	32,400	1,031,616
Emerson Electric Co.	18,600	820,074

		1,851,690

Electric-Integrated-0.6%

Exelon Corp.	6,500	402,285

Electronic Components-Semiconductors-2.2%

Intel Corp.	45,304	917,406
Texas Instruments, Inc.	23,100	665,280

		1,582,686

Electronic Measurement Instruments-0.7%

Agilent Technologies, Inc. †	14,300	498,355

Electronics-Military-1.1%

L-3 Communications Holdings, Inc.	9,600	785,088

Enterprise Software/Service-0.7%

Oracle Corp. †	30,200	517,628

Entertainment Software-0.9%

Electronic Arts, Inc. †	12,100	609,356

Finance-Consumer Loans-1.0%

SLM Corp.	14,400	702,288

Finance-Credit Card-1.1%

American Express Co.	12,700	770,509

Finance-Investment Banker/Broker-4.5%

Citigroup, Inc.	14,100	785,370
Goldman Sachs Group, Inc.	5,300	1,056,555
Merrill Lynch & Co., Inc.	14,600	1,359,260

		3,201,185

Insurance-Property/Casualty-0.5%

OneBeacon Insurance Group, Ltd †	12,400	347,200

Internet Security-1.0%

Symantec Corp. †	34,200	713,070

Investment Management/Advisor Services-1.5%

Legg Mason, Inc.	11,400	1,083,570

Machinery-Construction & Mining-1.0%

Caterpillar, Inc.	11,000	674,630

Machinery-General Industrial-0.8%

IDEX Corp.	11,521	546,211

Medical Instruments-1.7%

Medtronic, Inc.	22,700	1,214,677

Medical Products-3.4%

Cooper Cos., Inc.	7,900	351,550
Johnson & Johnson	30,700	2,026,814

		2,378,364

Medical-Biomedical/Gene-3.6%

Amgen, Inc. †	14,100	963,171
Celgene Corp. †	3,600	207,108
Genentech, Inc. †	8,700	705,831
Genzyme Corp. †	11,500	708,170

		2,584,280

Medical-Drugs-1.3%

Abbott Laboratories	7,600	370,196
Novartis AG ADR	9,300	534,192

		904,388

Medical-Generic Drugs-0.5%

Barr Pharmaceuticals, Inc. †	6,900	345,828

Medical-HMO-2.7%

Coventry Health Care, Inc. †	15,300	765,765
UnitedHealth Group, Inc.	20,900	1,122,957

		1,888,722

Metal Processors & Fabrication-1.0%

Precision Castparts Corp.	9,100	712,348

Multimedia-1.5%

News Corp., Class A	49,200	1,056,816

Networking Products-2.9%

Cisco Systems, Inc. †	76,400	2,088,012

Oil Companies-Exploration & Production-1.0%

XTO Energy, Inc.	14,800	696,340

Oil Companies-Integrated-1.0%

Exxon Mobil Corp.	9,500	727,985

Oil Refining & Marketing-1.0%

Valero Energy Corp.	13,400	685,544

Oil-Field Services-1.0%

Schlumberger, Ltd.	10,900	688,444

Pharmacy Services-3.6%

Caremark Rx, Inc.	22,600	1,290,686
Medco Health Solutions, Inc. †	23,200	1,239,808

		2,530,494

Publishing-Newspapers-1.1%

Dow Jones & Co., Inc.	20,100	763,800

Radio-0.3%

XM Satellite Radio Holdings, Inc., Class A †	15,900	229,755

Retail-Apparel/Shoe-1.0%

Abercrombie & Fitch Co., Class A	10,100	703,263

Retail-Building Products-1.1%

Home Depot, Inc.	20,100	807,216

Retail-Discount-3.3%

Target Corp.	18,700	1,066,835
Wal-Mart Stores, Inc.	28,300	1,306,894

		2,373,729

Retail-Drug Store-1.0%

CVS Corp.	23,900	738,749

Retail-Jewelry-1.1%

Tiffany & Co.	19,500	765,180

Retail-Office Supplies-1.0%

Staples, Inc.	27,200	726,240

Retail-Regional Department Stores-0.8%

Kohl’s Corp. †	8,100	554,283

Telecom Equipment-Fiber Optics-0.6%

Corning, Inc. †	22,000	411,620

Telecom Services-1.0%

BCE, Inc.	26,700	720,900

Therapeutics-1.0%

Gilead Sciences, Inc. †	10,500	681,765

Web Portals/ISP-4.4%

Google, Inc., Class A †	3,400	1,565,632
Yahoo!, Inc. †	59,700	1,524,738

		3,090,370

Wireless Equipment-2.3%

Motorola, Inc.	44,932	923,802
QUALCOMM, Inc.	18,150	685,888

		1,609,690

Total Long-Term Investment Securities (cost $64,940,360)		70,109,470

REPURCHASE AGREEMENT-1.4%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $976,000)	$976,000	976,000

TOTAL INVESTMENTS (cost $65,916,360)(2)	100.4%	71,085,470
Liabilities in excess of other assets	(0.4)	(248,657)

NET ASSETS	100.0%	$70,836,813

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-87.3%
Advanced Materials-1.7%

Ceradyne, Inc. †	20,800	$1,175,200

Advertising Services-1.2%

R.H. Donnelley Corp.	13,400	840,582

Aerospace/Defense-0.5%

Spirit Aerosystems Holdings, Inc. †	10,800	361,476

Aerospace/Defense-Equipment-1.7%

LMI Aerospace, Inc. †	76,800	1,188,864

Auto/Truck Parts & Equipment-Original-1.2%

Keystone Automotive Industries, Inc. †	25,800	876,942

Banks-Commercial-8.3%

Center Financial Corp.	12,400	297,228
Dearborn Bancorp, Inc. †	33,170	630,230
East West Bancorp, Inc.	47,500	1,682,450
Signature Bank †	22,300	690,854
SVB Financial Group †	18,900	881,118
UCBH Holdings, Inc.	32,100	563,676
Vineyard National Bancorp	46,300	1,065,826

		5,811,382

Building-MobileHome/Manufactured Housing-0.4%

Williams Scotsman International, Inc. †	15,808	310,153

Casino Hotel-0.2%

Boyd Gaming Corp.	3,400	154,054

Casino Services-2.9%

Scientific Games Corp., Class A †	37,300	1,127,579
Shuffle Master, Inc. †	36,100	945,820

		2,073,399

Commercial Services-3.9%

AerCap Holdings NV †	48,400	1,121,912
Alliance Data Systems Corp. †	5,600	349,832
Source Interlink Cos., Inc. †	63,900	521,424
The Providence Service Corp. †	30,400	763,952

		2,757,120

Commercial Services-Finance-1.4%

Heartland Payment Systems, Inc.	35,400	1,000,050

Computer Aided Design-0.3%

Ansys, Inc. †	5,600	243,544

Consulting Services-4.9%

FTI Consulting, Inc. †	18,000	502,020
ICF International, Inc. †	19,000	275,880
Navigant Consulting, Inc. †	72,700	1,436,552
The Advisory Board Co. †	23,400	1,252,836

		3,467,288

Cosmetics & Toiletries-1.4%

Physicians Formula Holdings, Inc. †	52,000	971,880

Diagnostic Equipment-1.2%

Home Diagnostics, Inc. †	79,500	842,700

Dialysis Centers-0.5%

Dialysis Corp. of America †	28,600	363,506

E-Commerce/Products-0.9%

Shutterfly, Inc. †	42,500	612,000

Electronic Components-Semiconductors-0.7%

Microsemi Corp. †	24,900	489,285

Enterprise Software/Service-0.9%

Lawson Software, Inc. †	84,900	627,411

Finance-Investment Banker/Broker-1.6%

optionsXpress Holdings, Inc.	48,300	1,095,927

Human Resources-0.7%

Barrett Business Services, Inc.	21,500	503,530

Insurance-Multi-line-2.7%

HCC Insurance Holdings, Inc.	59,900	1,922,191

Insurance-Property/Casualty-2.8%

OneBeacon Insurance Group, Ltd. †	33,500	938,000
ProAssurance Corp. †	20,600	1,028,352

		1,966,352

Internet Application Software-1.2%

Art Technology Group, Inc. †	346,700	807,811

Internet Connectivity Services-0.9%

NDS Group PLC ADR †	13,800	666,402

Internet Content-Information/News-0.6%

Harris Interactive, Inc. †	85,900	432,936

Internet Financial Services-1.3%

Online Resources Corp. †	88,900	907,669

Internet Security-0.9%

CheckFree Corp. †	15,200	610,432

Leisure Products-0.4%

Multimedia Games, Inc. †	26,300	252,480

Machinery-General Industrial-1.7%

Flow International Corp. †	109,100	1,202,282

Medical Instruments-1.3%

Ventana Medical Systems, Inc. †	21,600	929,448

Medical Products-2.2%

Northstar Neuroscience, Inc. †	73,100	1,051,178
PolyMedica Corp.	12,500	505,125

		1,556,303

Medical-Biomedical/Gene-2.1%

Invitrogen Corp. †	16,900	956,371
Millipore Corp. †	7,900	526,140

		1,482,511

Medical-Drugs-1.6%

Adams Respiratory Therapeutics, Inc. †	27,100	1,105,951

Medical-Hospitals-1.0%

Triad Hospitals, Inc. †	16,400	686,012

Medical-Outpatient/Home Medical-1.3%

Lincare Holdings, Inc. †	22,900	912,336

Metal Processors & Fabrication-2.3%

Dynamic Materials Corp.	43,400	1,219,540
Ladish Co,. Inc. †	10,600	393,048

		1,612,588

Office Supplies & Forms-0.8%

The Standard Register Co.	47,800	573,600

Oil Field Machinery & Equipment-1.4%

Metretek Technologies, Inc. †	82,200	1,012,704

Pharmacy Services-3.9%

HealthExtras, Inc. †	77,600	1,870,160
Omnicare, Inc.	22,200	857,586

		2,727,746

Poultry-0.5%

Sanderson Farms, Inc.	12,600	381,654

Printing-Commercial-1.0%

Valassis Communications, Inc. †	50,100	726,450

Publishing-Newspapers-1.1%

Dow Jones & Co., Inc.	19,800	752,400

Publishing-Periodicals-0.8%

Idearc, Inc. †	19,800	567,270

Research & Development-1.6%

Pharmaceutical Product Development, Inc.	34,700	1,118,034

Retail-Apparel/Shoe-0.8%

AnnTaylor Stores Corp. †	16,100	528,724

Retail-Petroleum Products-0.7%

World Fuel Services Corp.	11,100	493,506

Retail-Restaurants-1.2%

Landry’s Restaurants, Inc.	12,300	370,107
Morton’s Restaurant Group, Inc. †	30,300	504,495

		874,602

Semiconductor Equipment-0.9%

Rudolph Technologies, Inc. †	39,600	630,432

Semiconductors Components-Intergrated Circuits-0.9%

Integrated Device Technology, Inc.†	42,500	657,900

Telecom Services-3.2%

Allot Communications, Ltd.†	103,300	1,209,643
NeuStar Inc., Class A†	32,500	1,054,300

		2,263,943

Telecommunication Equipment-3.4%

Anaren, Inc. †	43,000	763,680
Arris Group, Inc. †	47,400	592,974
Sirenza Microdevices, Inc. †	129,300	1,016,298

		2,372,952

Theater-0.4%

Regal Entertainment Group, Class A	11,500	245,180

Transport-Equipment & Leasing-0.8%

Greenbrier Companies, Inc.	19,100	573,000

Water-1.6%

Aqua America, Inc.	48,100	1,095,718

Wireless Equipment-1.5%

Radyne Corp.†	98,800	1,061,112

Total Long-Term Investment Securities (cost $58,819,439)		61,476,924

REPURCHASE AGREEMENT-12.8%

State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $8,965,000)	$8,965,000	8,965,000

TOTAL INVESTMENTS (cost $67,784,439)(2)	100.1%	70,441,924
Liabilities in excess of other assets	(0.1)	(45,223)

NET ASSETS	100.0%	$70,396,701

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-81.5%
Advanced Materials-1.7%

Ceradyne, Inc. †	26,600	$1,502,900

Advertising Services-1.2%

R.H. Donnelley Corp.	16,900	1,060,137

Aerospace/Defense-0.5%

Spirit Aerosystems Holdings, Inc. †	13,500	451,845

Aerospace/Defense-Equipment-1.9%

Goodrich Corp.	37,300	1,699,015

Banks-Commercial-5.5%

East West Bancorp, Inc.	67,000	2,373,140
Greater Bay Bancorp	25,500	671,415
SVB Financial Group †	24,200	1,128,204
UCBH Holdings, Inc.	39,700	697,132

		4,869,891

Cable TV-1.1%

Cablevision Systems Corp., Class A	35,500	1,011,040

Casino Hotel-0.2%

Boyd Gaming Corp.	4,100	185,771

Casino Services-3.0%

Scientific Games Corp., Class A †	47,200	1,426,856
Shuffle Master, Inc. †	45,400	1,189,480

		2,616,336

Commercial Services-2.3%

AerCap Holdings NV †	69,000	1,599,420
Alliance Data Systems Corp. †	6,500	406,055

		2,005,475

Computer Aided Design-1.1%

Ansys, Inc. †	7,200	313,128
Autodesk, Inc. †	16,200	655,452

		968,580

Data Processing/Management-4.0%

Fidelity National Information Services, Inc.	40,700	1,631,663
Paychex, Inc.	47,900	1,893,966

		3,525,629

Drug Delivery Systems-2.0%

Hospira, Inc. †	52,600	1,766,308

Electronic Components-Semiconductors-1.2%

Microchip Technology, Inc.	13,600	444,720
Microsemi Corp. †	29,900	587,535

		1,032,255

Electronics-Military-1.2%

L-3 Communications Holdings, Inc.	12,700	1,038,606

Finance-Consumer Loans-2.2%

SLM Corp.	39,900	1,945,923

Finance-Investment Banker/Broker-2.8%

optionsXpress Holdings, Inc.	60,400	1,370,476
TD Ameritrade Holding Corp.	66,000	1,067,880

		2,438,356

Food-Confectionery-3.4%

The Hershey Co.	39,100	1,947,180
Wm. Wrigley Jr. Co.	20,150	1,042,158

		2,989,338

Insurance-Multi-line-2.9%

HCC Insurance Holdings, Inc.	80,400	2,580,036

Insurance-Property/Casualty-2.7%

OneBeacon Insurance Group, Ltd. †	41,200	1,153,600
ProAssurance Corp. †	24,800	1,238,016

		2,391,616

Internet Connectivity Services-1.0%

NDS Group PLC ADR †	17,400	840,246

Internet Security-0.8%

CheckFree Corp. †	17,800	714,848

Investment Management/Advisor Services-1.5%

Legg Mason, Inc.	13,600	1,292,680

Medical Instruments-1.3%

Ventana Medical Systems, Inc. †	27,600	1,187,628

Medical-Biomedical/Gene-2.0%

Invitrogen Corp. †	20,800	1,177,072
Millipore Corp. †	9,400	626,040

		1,803,112

Medical-Drugs-1.5%

Adams Respiratory Therapeutics, Inc. †	32,700	1,334,487

Medical-Generic Drugs-1.8%

Barr Pharmaceuticals, Inc. †	32,000	1,603,840

Medical-HMO-2.9%

Coventry Health Care, Inc. †	51,600	2,582,580

Medical-Hospitals-1.0%

Triad Hospitals, Inc. †	20,800	870,064

Medical-Outpatient/Home Medical-1.3%

Lincare Holdings, Inc. †	29,300	1,167,312

Oil Refining & Marketing-0.5%

Sunoco, Inc.	6,500	405,340

Pharmacy Services-5.4%

Caremark Rx, Inc.	15,500	885,205
Medco Health Solutions, Inc. †	53,100	2,837,664
Omnicare, Inc.	28,000	1,081,640

		4,804,509

Printing-Commercial-1.8%

R.R. Donnelley & Sons Co.	45,100	1,602,854

Publishing-Newspapers-1.1%

Dow Jones & Co., Inc.	25,200	957,600

Publishing-Periodicals-0.8%

Idearc, Inc. †	23,900	684,735

Research & Development-1.5%

Pharmaceutical Product Development, Inc.	41,000	1,321,020

Retail-Apparel/Shoe-0.8%

AnnTaylor Stores Corp. †	20,300	666,652

Retail-Petroleum Products-0.7%

World Fuel Services Corp.	13,600	604,656

Savings & Loans/Thrifts-0.7%

New York Community Bancorp, Inc.	40,200	647,220

Semiconductors Components-Intergrated Circuits-0.9%

Integrated Device Technology, Inc. †	51,300	794,124

Telecom Services-5.8%

BCE, Inc.	62,000	1,674,000
NeuStar Inc., Class A †	39,900	1,294,356
TELUS Corp.	47,400	2,117,358

		5,085,714

Telecommunication Equipment-2.4%

Comverse Technology, Inc. †	31,400	662,854
Harris Corp.	31,600	1,449,176

		2,112,030

Telephone-Integrated-1.3%

Windstream Corp.	77,600	1,103,472

Theater-0.3%

Regal Entertainment Group, Class A	14,500	309,140

Water-1.5%

Aqua America, Inc.	58,200	1,325,796

Total Long-Term Investment Securities (cost $68,404,261)		71,900,716

REPURCHASE AGREEMENT-17.7%
State Street Bank & Trust Joint Repurchase Agreement(1) (cost $15,577,000)	$15,577,000	15,577,000

TOTAL INVESTMENTS (cost $83,981,261)(2)	99.2%	87,477,716
Other assets less liabilities	0.8	729,796

NET ASSETS	100.0%	$88,207,512

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-99.3%
Aerospace/Defense-1.0%

Boeing Co.	13,000	$1,154,920

Aerospace/Defense-Equipment-2.4%

Alliant Techsystems, Inc. †	21,200	1,657,628
United Technologies Corp.	18,100	1,131,612

		2,789,240

Applications Software-2.0%

Microsoft Corp.	77,400	2,311,164

Banks-Super Regional-5.6%

Bank of America Corp.	44,200	2,359,838
Wachovia Corp.	40,500	2,306,475
Wells Fargo & Co.	49,200	1,749,552

		6,415,865

Beverages-Non-alcoholic-2.0%

PepsiCo, Inc.	36,900	2,308,095

Cable TV-1.1%

Comcast Corp., Class A †	28,500	1,206,405

Computers-2.9%

Hewlett-Packard Co.	45,500	1,874,145
International Business Machines Corp.	15,500	1,505,825

		3,379,970

Cosmetics & Toiletries-3.1%

Procter & Gamble Co.	55,300	3,554,131

Diversified Manufactured Operations-7.2%

3M Co.	21,700	1,691,081
Dover Corp.	34,700	1,700,994
General Electric Co.	83,000	3,088,430
ITT Industries, Inc.	31,700	1,801,194

		8,281,699

Electric-Integrated-3.4%

Duke Energy Corp.	37,500	1,245,375
Exelon Corp.	20,100	1,243,989
The Southern Co.	36,800	1,356,448

		3,845,812

Electronic Components-Semiconductors-2.8%

Intel Corp.	107,800	2,182,950
Texas Instruments, Inc.	35,100	1,010,880

		3,193,830

Finance-Consumer Loans-1.5%

SLM Corp.	36,300	1,770,351

Finance-Credit Card-1.6%

American Express Co.	30,900	1,874,703

Finance-Investment Banker/Broker-8.8%

Bear Stearns Cos., Inc.	11,400	1,855,692
Citigroup, Inc.	62,800	3,497,960
JPMorgan Chase & Co.	48,600	2,347,380
Merrill Lynch & Co., Inc.	12,900	1,200,990
Morgan Stanley	14,400	1,172,592

		10,074,614

Food-Misc.-1.1%

General Mills, Inc.	21,200	1,221,120

Industrial Gases-1.0%

Air Products & Chemicals, Inc.	16,300	1,145,564

Insurance-Multi-line-2.0%

Allstate Corp.	17,800	1,158,958
MetLife, Inc.	19,600	1,156,596

		2,315,554

Insurance-Property/Casualty-1.6%

Chubb Corp.	33,800	1,788,358

Medical Instruments-1.6%

Medtronic, Inc.	33,600	1,797,936

Medical Products-1.9%

Johnson & Johnson	32,300	2,132,446

Medical-Biomedical/Gene-1.8%

Amgen, Inc. †	15,400	1,051,974
Genzyme Corp. †	16,500	1,016,070

		2,068,044

Medical-Drugs-3.8%

Abbott Laboratories	24,800	1,208,008
Pfizer, Inc.	73,950	1,915,305
Schering-Plough Corp.	52,900	1,250,556

		4,373,869

Medical-HMO-1.1%

UnitedHealth Group, Inc.	24,200	1,300,266

Metal-Aluminum-1.1%

Alcoa, Inc.	40,200	1,206,402

Multimedia-3.1%

News Corp., Class A	79,400	1,705,512
Time Warner, Inc.	85,500	1,862,190

		3,567,702

Networking Products-1.5%

Cisco Systems, Inc. †	65,000	1,776,450

Oil Companies-Exploration & Production-1.0%

XTO Energy, Inc.	25,300	1,190,365

Oil Companies-Integrated-6.3%

Chevron Corp.	23,800	1,750,014
ConocoPhillips	25,400	1,827,530
Exxon Mobil Corp.	47,700	3,655,251

		7,232,795

Oil-Field Services-3.0%

Schlumberger, Ltd.	27,000	1,705,320
Smith International, Inc.	42,900	1,761,903

		3,467,223

Paper & Related Products-1.0%

International Paper Co.	34,800	1,186,680

Pharmacy Services-1.1%

Medco Health Solutions, Inc. †	22,600	1,207,744

Publishing-Newspapers-1.6%

Dow Jones & Co., Inc.	47,000	1,786,000

Retail-Apparel/Shoe-1.3%

Foot Locker, Inc.	70,500	1,546,065

Retail-Building Products-2.2%

Home Depot, Inc.	33,800	1,357,408
Lowe’s Cos., Inc.	38,300	1,193,045

		2,550,453

Retail-Discount-1.5%

Target Corp.	30,000	1,711,500

Retail-Restaurants-1.1%

McDonald’s Corp.	27,500	1,219,075

Telecom Services-1.5%

BCE, Inc.	65,200	1,760,400

Telecommunication Equipment-0.9%

Tellabs, Inc. †	102,000	1,046,520

Telephone-Integrated-3.4%

AT&T, Inc.	59,500	2,127,125
Verizon Communications, Inc.	47,900	1,783,796

		3,910,921

Tobacco-1.6%

Altria Group, Inc.	21,000	1,802,220

Transport-Services-1.0%

United Parcel Service, Inc., Class B	15,400	1,154,692

Web Portals/ISP-1.4%

Yahoo!, Inc. †	62,900	1,606,466

Wireless Equipment-2.4%

Motorola, Inc.	82,400	1,694,144
QUALCOMM, Inc.	28,900	1,092,131

		2,786,275

Total Long-Term Investment Securities (cost $104,595,622)		114,019,904

REPURCHASE AGREEMENT-1.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,198,000)	$1,198,000	1,198,000

TOTAL INVESTMENTS (cost $105,793,622)(2)	100.4%	115,217,904
Liabilities in excess of other assets	(0.4)	(417,272)

NET ASSETS	100.0%	$114,800,632

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-65.4%
Aerospace/Defense-0.6%

Boeing Co.	7,400	$657,416
Spirit Aerosystems Holdings, Inc. †	9,300	311,271

		968,687

Aerospace/Defense-Equipment-0.8%

Alliant Techsystems, Inc. †	6,500	508,235
United Technologies Corp.	11,900	743,988

		1,252,223

Applications Software-1.1%

Microsoft Corp.	60,878	1,817,817

Athletic Footwear-0.2%

NIKE, Inc., Class B	2,800	277,284

Banks-Fiduciary-0.7%

Bank of New York Co., Inc.	28,800	1,133,856

Banks-Super Regional-3.5%

Bank of America Corp.	37,788	2,017,501
US Bancorp	30,700	1,111,033
Wachovia Corp.	26,800	1,526,260
Wells Fargo & Co.	28,200	1,002,792

		5,657,586

Beverages-Non-alcoholic-0.9%

PepsiCo, Inc.	22,900	1,432,395

Building-Residential/Commerical-0.2%

Centex Corp.	5,000	281,350

Cable TV-0.9%

Comcast Corp., Class A †	33,600	1,422,288

Casino Services-0.7%

International Game Technology	13,300	614,460
Scientific Games Corp., Class A †	17,500	529,025

		1,143,485

Cellular Telecom-0.3%

NII Holdings, Inc. †	8,600	554,184

Chemicals-Diversified-0.3%

Dow Chemical Co.	12,400	495,256

Coal-0.3%

Peabody Energy Corp.	12,900	521,289

Commercial Services-0.3%

AerCap Holdings NV †	18,400	426,512

Computer Aided Design-0.3%

Autodesk, Inc. †	13,500	546,210

Computers-2.3%

Apple Computer, Inc. †	8,600	729,624
Hewlett-Packard Co.	28,800	1,186,272
International Business Machines Corp.	19,600	1,904,140

		3,820,036

Cosmetics & Toiletries-2.0%

Procter & Gamble Co.	50,600	3,252,062

Diversified Manufactured Operations-4.5%

3M Co.	16,200	1,262,466
Danaher Corp.	12,400	898,256
Dover Corp.	12,290	602,456
General Electric Co.	83,800	3,118,198
ITT Industries, Inc.	26,522	1,506,980

		7,388,356

Electric Products-Misc.-1.4%

AMETEK, Inc.	25,800	821,472
Emerson Electric Co.	32,400	1,428,516

		2,249,988

Electric-Integrated-1.8%

Duke Energy Corp.	24,200	803,682
Exelon Corp.	13,800	854,082
FPL Group, Inc.	9,300	506,106
The Southern Co.	21,700	799,862

		2,963,732

Electronic Components-Semiconductors-0.8%

Intel Corp.	35,800	724,950
Texas Instruments, Inc.	18,300	527,040

		1,251,990

Electronic Measurement Instruments-0.2%

Agilent Technologies, Inc. †	11,500	400,775

Electronics-Military-0.4%

L-3 Communications Holdings, Inc.	7,600	621,528

Enterprise Software/Service-0.3%

Oracle Corp. †	23,800	407,932

Entertainment Software-0.3%

Electronic Arts, Inc. †	9,600	483,456

Finance-Consumer Loans-0.3%

SLM Corp.	11,400	555,978

Finance-Credit Card-1.1%

American Express Co.	29,400	1,783,698

Finance-Investment Banker/Broker-5.4%

Bear Stearns Cos., Inc.	5,000	813,900
Citigroup, Inc.	52,988	2,951,432
Goldman Sachs Group, Inc.	4,184	834,080
JPMorgan Chase & Co.	35,700	1,724,310
Merrill Lynch & Co., Inc.	17,066	1,588,845
Morgan Stanley	10,000	814,300

		8,726,867

Food-Misc.-0.5%

General Mills, Inc.	13,000	748,800

Industrial Gases-0.3%

Air Products & Chemicals, Inc.	7,100	498,988

Insurance-Multi-line-0.6%

Allstate Corp.	7,900	514,369
MetLife, Inc.	8,500	501,585

		1,015,954

Insurance-Property/Casualty-0.8%

Chubb Corp.	20,400	1,079,364
OneBeacon Insurance Group, Ltd. †	9,800	274,400

		1,353,764

Internet Security-0.3%

Symantec Corp. †	27,200	567,120

Investment Management/Advisor Services-0.8%

Legg Mason, Inc.	14,500	1,378,225

Machinery-Construction & Mining-0.3%

Caterpillar, Inc.	8,800	539,704

Machinery-General Industrial-0.3%

IDEX Corp.	9,039	428,539

Medical Instruments-0.6%

Medtronic, Inc.	18,300	979,233

Medical Products-1.7%

Cooper Cos., Inc.	6,300	280,350
Johnson & Johnson	38,700	2,554,974

		2,835,324

Medical-Biomedical/Gene-1.3%

Amgen, Inc. †	11,200	765,072
Celgene Corp. †	2,900	166,837
Genentech, Inc. †	6,800	551,684
Genzyme Corp. †	9,100	560,378

		2,043,971

Medical-Drugs-1.6%

Abbott Laboratories	16,700	813,457
Novartis AG ADR	7,400	425,056
Pfizer, Inc.	53,714	1,391,193

		2,629,706

Medical-Generic Drugs-0.2%

Barr Pharmaceuticals, Inc. †	5,500	275,660

Medical-HMO-1.3%

Coventry Health Care, Inc. †	12,100	605,605
UnitedHealth Group, Inc.	26,900	1,445,337

		2,050,942

Metal Processors & Fabrication-0.4%

Precision Castparts Corp.	7,300	571,444

Metal-Aluminum-0.3%

Alcoa, Inc.	17,400	522,174

Multimedia-1.6%

News Corp., Class A	72,474	1,556,742
Time Warner, Inc.	46,444	1,011,550

		2,568,292

Networking Products-1.0%

Cisco Systems, Inc. †	60,500	1,653,465

Oil Companies-Exploration & Production-0.8%

XTO Energy, Inc.	26,600	1,251,530

Oil Companies-Integrated-3.7%

Chevron Corp.	25,828	1,899,133
ConocoPhillips	21,100	1,518,145
Exxon Mobil Corp.	34,900	2,674,387

		6,091,665

Oil Refining & Marketing-0.8%

Valero Energy Corp.	24,900	1,273,884

Oil-Field Services-0.6%

Schlumberger, Ltd.	16,500	1,042,140

Paper & Related Products-0.3%

International Paper Co.	14,900	508,090

Pharmacy Services-1.2%

Caremark Rx, Inc.	17,900	1,022,269
Medco Health Solutions, Inc. †	18,400	983,296

		2,005,565

Publishing-Newspapers-0.4%

Dow Jones & Co., Inc.	15,900	604,200

Radio-0.1%

XM Satellite Radio Holdings, Inc., Class A †	12,600	182,070

Retail-Apparel/Shoe-0.8%

Abercrombie & Fitch Co., Class A	8,000	557,040
Foot Locker, Inc.	30,600	671,058

		1,228,098

Retail-Building Products-0.7%

Home Depot, Inc.	29,700	1,192,752

Retail-Discount-1.6%

Target Corp.	14,800	844,340
Wal-Mart Stores, Inc.	39,000	1,801,020

		2,645,360

Retail-Drug Store-0.4%

CVS Corp.	18,900	584,199

Retail-Jewelry-0.4%

Tiffany & Co.	15,500	608,220

Retail-Office Supplies-0.4%

Staples, Inc.	21,600	576,720

Retail-Regional Department Stores-0.3%

Kohl’s Corp. †	6,400	437,952

Retail-Restaurants-0.3%

McDonald’s Corp.	12,000	531,960

Savings & Loans/Thrifts-0.3%

Washington Mutual, Inc.	11,400	518,586

Telecom Equipment-Fiber Optics-0.2%

Corning, Inc. †	17,500	327,425

Telecom Services-0.8%

BCE, Inc.	49,700	1,341,900

Telephone-Integrated-1.7%

AT&T, Inc.	30,800	1,101,100
BellSouth Corp.	11,800	555,898
Verizon Communications, Inc.	27,700	1,031,548

		2,688,546

Therapeutics-0.3%

Gilead Sciences, Inc. †	8,300	538,919

Tobacco-0.5%

Altria Group, Inc.	9,000	772,380

Web Portals/ISP-1.8%

Google, Inc., Class A †	2,700	1,243,296
Yahoo!, Inc. †	65,200	1,665,208

		2,908,504

Wireless Equipment-1.2%

Motorola, Inc.	70,782	1,455,278
QUALCOMM, Inc.	14,450	546,065

		2,001,343

Total Common Stock (cost $96,828,348)		106,360,133

PREFERRED STOCK-0.3%
Diversified Financial Services-0.2%

General Electric Capital Corp. 8.00%(4)	14,000	320,180

Finance-Mortgage Loan/Banker-0.1%

Fannie Mae Series O 7.09%(2)	2,250	118,125

Total Preferred Stock (cost $471,375)		438,305

ASSET BACKED SECURITIES-3.7%
Diversified Financial Services-3.7%

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(3)(9)	$340,000	341,497
Bear Stearns Commercial Mtg. Securities, Inc., Series2006-PW12, Class G 5.75% due 09/11/38*(2)(9)	58,000	57,844
Commercial Mtg. Pass Through Certificates Series 2004-LB2A, Class A3 4.22% due 03/10/39(9)	1,074,000	1,037,928
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A3 5.66% due 03/25/34(3)(10)	928,000	924,572
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3 5.80% due 10/25/36	920,000	925,463
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(2)(9)	230,000	233,252
Morgan Stanley Capital I Series 2006-IQ12, Class D 5.53% due 12/15/43(9)	620,000	620,401
Morgan Stanley Capital I Series 2006-IQ12, Class AJ 5.40% due 12/15/43(2)(9)	355,000	354,131
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*	350,000	349,069
Providian Master Note Trust Series 2006-C1A, Class C1 5.90% due 03/16/15*(2)	700,000	707,000
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.69% due 09/15/21*(2)(9)(10)	515,000	515,309

Total Asset Backed Securities (cost $6,048,879)		6,066,466

CORPORATE BONDS & NOTES-11.2%
Aerospace/Defense-0.2%

Raytheon Co. Debentures 6.00% due 12/15/10	55,000	56,218
Raytheon Co. Senior Notes 6.75% due 08/15/07	220,000	221,620

		277,838

Airlines-0.1%

American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	140,000	142,232

Auto-Cars/Light Trucks-0.1%

DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11	55,000	54,861
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	60,000	63,692
General Motors Corp. Senior Notes 7.13% due 07/15/13	75,000	70,687
General Motors Corp. Debentures 7.70% due 04/15/16	5,000	4,713
General Motors Corp. Senior Debentures 8.38% due 07/15/33	10,000	9,250

		203,203

Banks-Commercial-0.5%

Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	60,000	64,822
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16	55,000	55,395
First Maryland Capital II Company Guar. Sr. Notes 6.22% due 02/01/27(2)	196,000	191,587
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	90,000	90,212
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	120,000	116,351
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	55,000	55,833
UBS AG Sub. Notes 5.88% due 07/15/16	55,000	56,846
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	120,000	122,983
US Bank NA Notes 3.90% due 08/15/08	38,000	37,223

		791,252

Banks-Money Center-0.2%

BankBoston Capital Trust IV Company Guar. Bonds 5.95% due 06/08/28(2)	222,000	215,955
RBS Capital Trust I Bank Guar. Notes 4.71% due 07/01/13(5)	77,000	73,197

		289,152

Banks-Super Regional-0.5%

BAC Capital Trust XI Notes 6.63% due 05/23/36	130,000	140,294
Chemical Bank NA Sub. Notes 6.13% due 11/01/08	136,000	138,022
Fifth Third Bancorp. Sub. Notes 5.45% due 01/15/17	90,000	88,963
Huntington National Bank Sub. Notes 6.60% due 06/15/18	69,000	72,940
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	55,000	56,482
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/42	110,000	110,908
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	77,000	77,669
Wells Fargo & Co. Notes 3.98% due 10/29/10	132,000	126,317

		811,595

Brewery-0.1%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	136,000	132,500

Broadcast Services/Program-0.0%

Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15	27,000	21,529
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	35,000	32,900

		54,429

Building Products-Air & Heating-0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	51,000	51,847

Cable TV-0.2%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Bonds 11.00% due 10/01/15	28,000	28,630

CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	85,000	90,525
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	100,000	98,925
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	65,000	65,035
COX Communications, Inc. Bonds 5.50% due 10/01/15	110,000	106,580

		389,695

Casino Hotels-0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	100,000	92,500
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	55,000	58,300

		150,800

Cellular Telecom-0.1%

American Cellular Corp. Senior Notes, Series B 10.00% due 08/01/11	100,000	105,750
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(2)	100,000	105,750

		211,500

Chemicals-Diversified-0.1%

EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	38,000	36,774
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	170,000	171,580

		208,354

Chemicals-Specialty-0.1%

Cytec Industries, Inc. Notes 6.00% due 10/01/15	110,000	109,031
Nalco Co. Senior Notes 7.75% due 11/15/11	110,000	112,475

		221,506

Commercial Services-0.0%

The ServiceMaster Co. Notes 7.88% due 08/15/09	44,000	45,589

Commercial Services-Finance-0.0%

The Western Union Co. Bonds 5.40% due 11/17/11*	55,000	54,234

Computer Services-0.0%

Computer Sciences Corp. Notes 3.50% due 04/15/08	65,000	63,175

Consulting Services-0.0%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	45,000	46,463

Containers-Paper/Plastic-0.1%

Pliant Corp. Sec. Notes 11.13% due 09/01/09	82,000	79,745

Direct Marketing-0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	45,000	44,550

Diversified Financial Services-0.2%

General Electric Capital Corp. Notes 2.80% due 01/15/07	261,000	260,805
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	77,000	78,151

		338,956

Diversified Manufactured Operations-0.1%

Crane Co. Bonds 6.55% due 11/15/36	168,000	165,389

Electric-Generation-0.1%

The AES Corp. Senior Notes 8.88% due 02/15/11	85,000	91,163

Electric-Integrated-1.1%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(4)	72,000	71,647
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	72,000	67,500
Baltimore Gas & Electric Senior Notes 6.35% due 10/01/36*	101,000	103,103
CenterPoint Energy Houston Electric LLC Sec. Notes, Series L2 5.60% due 07/01/23	100,000	96,202
Centerpoint Energy, Inc. Senior Notes Series B 5.88% due 06/01/08	140,000	140,273
Commonwealth Edison Co. 1st Mtg. Bonds 5.40% due 12/15/11	100,000	99,211
Commonwealth Edison Co. 1st Mtg. Notes 5.95% due 08/15/16	110,000	111,211
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	140,000	137,869
Dominion Resources, Inc. Senior Notes Series A 5.69% due 05/15/08(4)	132,000	132,191
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	120,000	117,585
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	193,595
Mirant Mid Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	40,254	45,436
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	55,000	57,022
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	65,000	70,232
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	66,000	64,094
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	212,000	202,781
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	55,000	52,566
Southern Energy, Inc. Notes 7.90% due 07/15/09(8)(10)(12)	150,000	0
The Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	55,000	52,454

		1,814,972

Electronics-Military-0.0%

L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.38% due 10/15/15	75,000	74,250

Enterprise Software/Service-0.0%

Oracle Corp. Notes 5.00% due 01/15/11	54,000	53,456

Finance-Auto Loans-0.4%
Ford Motor Credit Co. Notes 6.63% due 06/16/08	55,000	54,962
Ford Motor Credit Co. Notes 7.38% due 10/28/09	140,000	140,298

General Motors Acceptance Corp. Notes 6.75% due 12/01/14	45,000	46,221
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	255,000	261,553
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	13,000	13,349
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	90,000	103,326

		619,709

Finance-Commercial-0.1%

CIT Group, Inc. Notes 5.85% due 09/15/16	55,000	55,808
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	75,000	76,233

		132,041

Finance-Consumer Loans-0.1%

John Deere Capital Corp. Notes 5.40% due 10/15/11	108,000	108,225

Finance-Credit Card-0.1%

Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	110,000	111,630

Finance-Investment Banker/Broker-0.0%

Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13	55,000	55,868

Finance-Mortgage Loan/Banker-0.3%

Residential Capital Corp. Senior Notes 6.38% due 06/30/10	411,000	415,783

Funeral Services & Related Items-0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	95,000	94,525

Gas-Distribution-0.1%

Sempra Energy Senior Notes 4.62% due 05/17/07	60,000	59,771
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35	75,000	74,837

		134,608

Independent Power Producers-0.2%

Calpine Corp Sec. Notes 8.75% due 07/15/13*(6)(7)	175,000	187,688
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	160,000	160,800

		348,488

Insurance Broker-0.1%

Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	100,000	103,337

Insurance-Life/Health-0.2%

Americo Life, Inc. Notes 7.88% due 05/01/13*	134,000	134,418
MIC Financing Trust I Pass Through Certs. 8.38% due 02/01/27*	67,000	67,093
Monumental Global Funding II Notes 5.65% due 07/14/11*	66,000	66,822
Prudential Financial, Inc. Notes 5.70% due 12/14/36	120,000	116,805

		385,138

Insurance-Multi-line-0.2%

MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	60,000	60,277
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	55,000	56,043
The Allstate Corp. Senior Notes 7.20% due 12/01/09	238,000	250,716

		367,036

Insurance-Property/Casualty-0.0%

Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	65,000	70,363

Leisure Products-0.1%

Brunswick Corp. Notes 5.00% due 06/01/11	103,000	99,519

Machinery-Construction & Mining-0.1%

Joy Global, Inc. Notes 6.63% due 11/15/36*	110,000	109,348

Medical Products-0.1%

Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	55,000	56,501
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	45,000	48,037

		104,538

Medical-Drugs-0.2%

American Home Products Corp. Notes 6.95% due 03/15/11	123,000	130,630
Merck & Co., Inc. Notes 2.50% due 03/30/07	129,000	128,156
Wyeth Bonds 5.50% due 02/01/14	126,000	126,646

		385,432

Medical-HMO-0.1%

WellPoint, Inc. Notes 3.75% due 12/14/07	86,620	85,253

Medical-Hospitals-0.1%

HCA, Inc. Senior Notes 6.95% due 05/01/12	100,000	94,750
HCA, Inc. Sec. Notes. 9.13% due 11/15/14*	25,000	26,719
HCA, Inc. Sec. Notes. 9.25% due 11/15/16*	95,000	101,769

		223,238

Medical-Wholesale Drug Distribution-0.1%

Cardinal Health, Inc. Notes 5.80% due 10/15/16*	110,000	109,742

Metal Processors & Fabrication-0.1%

Timken Co. Notes 5.75% due 02/15/10	96,000	94,992

Mining-0.0%

Newmont Mining Corp. Notes 8.63% due 05/15/11	65,000	72,786

Multimedia-0.5%

Belo Corp. Senior Notes 6.75% due 05/30/13	60,000	61,184
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	205,000	218,596
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	80,000	86,439
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	57,000	62,266
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	221,000	259,268
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	60,000	72,516
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	60,000	62,809
Viacom, Inc. Senior Notes 6.88% due 04/30/36	50,000	49,434

		872,512

Office Automation & Equipment-0.1%

Pitney Bowes, Inc. Notes 5.25% due 01/15/37	110,000	108,399

Oil Companies-Exploration & Production-0.3%
Chesapeake Energy Corp. Senior Notes 7.50% due 09/15/13	175,000	182,219
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	180,000	188,325
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	61,000	65,270

		435,814

Oil Companies-Integrated-0.1%

ConocoPhillips Canada Funding Co. Company Guar. 5.95% due 10/15/36	50,000	50,696
Hess Corp. Notes 7.13% due 03/15/33	65,000	71,117
Hess Corp. Bonds 7.88% due 10/01/29	80,000	93,383

		215,196

Oil Refining & Marketing-0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	183,428

Oil-Field Services-0.1%

Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	75,000	81,000

Paper & Related Products-0.2%

Bowater, Inc. Notes 6.50% due 06/15/13	100,000	91,250
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,987
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,975
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	103,000	101,215
Westvaco Corp. Bonds 7.95% due 02/15/31	60,000	65,693

		273,120

Pipelines-0.2%

Duke Energy Field Services LLC Notes 6.88% due 02/01/11	60,000	62,739
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	45,000	46,631
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	38,000	37,624
ONEOK Partners LP Bonds 6.15% due 10/01/16	55,000	55,806
Reliant Energy, Inc. Notes 7.75% due 02/15/11	130,000	140,107

		342,907

Precious Metals-0.1%

Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	97,000	97,660
Barrick Gold Finance Co. Bonds 5.80% due 11/15/34	60,000	55,570

		153,230

Private Corrections-0.0%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	45,000	44,606

Publishing-Newspapers-0.1%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	70,000	66,377
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	75,000	71,562

		137,939

Radio-0.1%

Chancellor Media Corp. Company Guar. Senior Notes 8.00% due 11/01/08	182,000	189,218

Real Estate Investment Trusts-0.3%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	110,000	111,436
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	100,000	98,652
Heritage Property Investment Trust Notes 4.50% due 10/15/09	60,000	58,495
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	60,000	60,166
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	35,000	34,158
Simon Property Group LP Notes 5.00% due 03/01/12	99,000	97,257
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	39,825

		499,989

Real Estate Management/Services-0.1%

AMB Property LP Company Guar. Notes 5.90% due 08/15/13	44,000	44,634
EOP Operating LP Senior Notes 7.00% due 07/15/11	120,000	129,862

		174,496

Recycling-0.0%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	45,000	45,225
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	20,000	20,150

		65,375

Retail-Building Products-0.1%

Home Depot, Inc. Senior Notes 5.88% due 12/16/36	100,000	98,132

Retail-Drug Store-0.1%

CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	120,000	119,503

Savings & Loans/Thrifts-0.6%

Downey Financial Corp. Notes 6.50% due 07/01/14	140,000	140,319
Independence Community Bank Corp. Notes 3.50% due 06/20/13	64,000	62,251
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	206,000	201,575
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	238,000	237,020
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13	120,000	121,975
Western Financial Bank Senior Debentures 9.63% due 05/15/12	126,000	137,664

		900,804

Special Purpose Entities-0.4%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	175,000	166,695
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	159,000	170,130
Pricoa Global Funding I Notes 5.30% due 09/27/13*	110,000	109,408
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	184,000	182,303

		628,536

Steel-Producer-0.1%

Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	120,000	117,453

Telecom Services-0.0%

Qwest Corp. Senior Notes 7.50% due 10/01/14	25,000	26,500

Telephone-Integrated-0.5%

AT&T Corp. Senior Notes 7.30% due 11/15/11	63,000	68,209
GTE Northwest, Inc. Debentures Series D 5.55% due 10/15/08	70,000	70,083
GTE Southwest, Inc. 1st Mtg. Bonds 8.50% due 11/15/31	140,000	167,478
LCI International, Inc. Senior Notes 7.25% due 06/15/07	140,000	140,350
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	80,000	87,286
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	60,000	60,060
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	50,000	48,731
Verizon New York, Inc. Debentures Series A 6.88% due 04/01/12	102,000	105,745

		747,942

Television-0.0%

Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13(2)*	70,000	70,875

Transport-Air Freight-0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-B 7.63% due 01/02/15	366,911	398,098

Transport-Rail-0.1%

Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	156,000	183,535

Transport-Services-0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	55,000	55,209
Ryder System, Inc. Notes 5.85% due 11/01/16	100,000	98,140

		153,349

Total Corporate Bonds & Notes (cost $18,090,034)		18,261,400

FOREIGN CORPORATE BONDS & NOTES-3.1%

Banks-Commercial-0.2%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	35,000	34,911
Barclays Bank PLC Notes 5.93% due 12/15/16*(5)	130,000	130,849
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.96% due 12/30/09(2)(5)	109,000	89,652
Landsbanki Islands HF Notes 6.10% due 08/25/11*	55,000	55,917
NIBC Bank NV Bonds 5.82% due 12/11/13*(5)	60,000	58,210
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*	45,000	44,643

		414,182

Banks-Money Center-0.2%

HBOS Capital Funding LP Company Guar. Bonds 6.85% due 03/23/09(5)	200,000	202,500
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(5)	145,000	153,207
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(5)	55,000	55,745

		411,452

Beverages-Wine/Spirits-0.1%

Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	110,000	108,626

Brewery-0.1%

SABMiller PLC Notes 6.50% due 07/01/16*	100,000	104,313

Broadcast Services/Program-0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	139,000	144,372

Cellular Telecom-0.1%

America Movil SA de CV Bonds 6.38% due 03/01/35	112,000	109,272

Cruise Lines-0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	70,000	71,249

Diversified Manufactured Operations-0.1%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	120,000	124,161

Diversified Minerals-0.1%

Vale Overseas, Ltd. Bonds 6.88% due 11/21/36	130,000	133,334

Finance-Consumer Loans-0.0%

Aiful Corp. Notes 4.45% due 02/16/10*	55,000	52,752

Finance-Investment Banker/Broker-0.1%

Kaupthing Bank Hf Notes 7.13% due 05/19/16*	102,000	108,189

Insurance-Multi-line-0.2%

Aegon NV Sub. Notes 5.41% due 07/15/14	156,000	134,133
AXA SA Sub. Notes 6.38% due 12/14/36*(5)	85,000	83,926
ING Groep NV Bonds 5.78% due 12/08/15(5)	140,000	138,534

		356,593

Investment Companies-0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	124,000	123,937

Machinery-Construction & Mining-0.1%

Atlas Copco AB Notes 6.50% due 04/01/08*	89,000	89,959

Medical-Drugs-0.1%

Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	55,000	47,850
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(2)	15,000	15,188
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	70,000	68,337

		131,375

Metal-Diversified-0.1%

Inco, Ltd. Notes 7.75% due 05/15/12	100,000	109,386

Oil Companies-Exploration & Production-0.0%

Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38	60,000	57,889

Oil Companies-Integrated-0.0%

Petro-Canada Notes 5.95% due 05/15/35	60,000	56,894

Paper & Related Products-0.1%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	90,000	85,500

Pipelines-0.1%

Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	105,000	96,339

Property Trust-0.0%

WEA Finance LLC/WCI Finance LLC Senior Notes 5.70% due 10/01/16*	55,000	54,677

Real Estate Operations & Development-0.1%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	157,000	164,659

Satellite Telecom-0.0%

Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	50,000	53,750

Special Purpose Entities-0.6%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	250,000	320,325
Hybrid Capital Funding I LP (Westlab performance linked) Sub. Notes 8.00% due 06/30/11(5)	286,000	299,107
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	55,000	52,609
SMFG Preferred Capital. Bonds 6.08% due 01/25/17*(5)	121,000	120,189
SovRisc BV Notes 4.63% due 10/31/08*	133,000	131,693

		923,923

Telecom Services-0.3%

Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(4)	146,000	131,583
TELUS Corp. Notes 7.50% due 06/01/07	143,000	144,058
TELUS Corp. Notes 8.00% due 06/01/11	238,000	260,262

		535,903

Telephone-Integrated-0.1%

British Telecommunications PLC Bonds 8.63% due 12/15/30	70,000	95,751
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	115,000	109,813
Telecom Italia Capital SA Notes 5.25% due 10/01/15	55,000	51,376

		256,940

Transport-Rail-0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	130,000	135,628

Total Foreign Corporate Bonds & Notes (cost $5,050,960)		5,015,254

FOREIGN GOVERNMENT AGENCIES-1.9%
Sovereign-1.9%
Federal Republic of Brazil Notes 8.00% due 01/15/18	200,000	222,400

Federal Republic of Brazil Bonds 10.50% due 07/14/14	205,000	259,325
Republic of Argentina Bonds 5.59% due 08/03/12(2)	230,000	166,980
Republic of Argentina Notes 8.28% due 12/31/33	363,670	395,491
Republic of Turkey Notes 9.00% due 06/30/11	190,000	210,900
Republic of Turkey Senior Notes 11.88% due 01/15/30	380,000	586,150
Republic of Venezuela Notes 8.50% due 10/08/14	100,000	113,150
Republic of Venezuela Bonds 9.25% due 09/15/27	500,000	637,500
Russian Federation Bonds 7.75% due 03/31/30(4)	350,000	395,115
Russian Federation Bonds 7.75% due 03/31/30*(4)	125,000	141,406

Total Foreign Government Agencies (cost $2,730,840)		3,128,417

U.S. GOVERNMENT AGENCIES-12.9%
Federal Home Loan Mtg. Corp.-6.3%

4.50% due 04/01/19	1,632,314	1,576,998
5.00% due 12/14/18	100,000	97,640
5.00% due 05/01/34	882,640	852,550
5.00% due 06/01/34	1,564,946	1,511,596
5.00% due 11/01/35	1,043,562	1,007,264
5.00% due 04/01/36	254,381	245,425
5.00% due 11/01/36	445,549	429,862
5.50% due 07/01/34	638,407	632,021
5.72% due 08/01/36	1,474,069	1,472,526
6.00% due 12/01/33	996,889	1,006,625
6.00% due 08/01/36	500,000	503,698
6.50% due 03/01/36	334,124	340,320
6.50% due 05/01/36	11,266	11,474
7.00% due 04/01/32	173,591	178,458
Federal Home Loan Mtg. Corp.REMIC
5.50% due 05/15/34	427,220	428,173

		10,294,630

Federal National Mtg. Assoc.-5.6%

5.00% due 07/01/18	841,222	828,844
5.00% due 08/01/18	177,067	174,462
5.50% due 11/01/17	412,761	413,746
5.50% due 12/01/33	1,024,524	1,014,080
5.50% due 02/01/36	357,249	359,038
5.50% due 11/01/36	3,730,620	3,686,706
6.00% due 06/01/17	317,744	322,413
6.00% due 12/01/33	756,147	762,522
6.00% due 07/01/34	449,995	453,510
6.50% due 09/01/10	100,285	102,167
6.50% due 09/01/32	795,187	813,413
6.50% due 07/01/36	141,258	143,922

		9,074,823

Government National Mtg. Assoc.-1.0%

5.50% due 05/15/33	513,907	512,031
5.50% due 09/15/33	250,246	249,333
5.50% due 12/15/33	640,205	637,868
7.50% due 01/15/32	155,601	162,406

		1,561,638

Total U.S. Government Agencies (cost $21,160,754)		20,931,094

U.S. GOVERNMENT TREASURIES-0.4%

United States Treasury Bonds 4.50% due 02/15/36 (cost $626,260)	650,000	618,110

Total Long-Term Investment Securities (cost $151,007,450)		160,819,176

REPURCHASE AGREEMENTS-1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 12/29/06, to be repurchased 1/02/06 in the amount of $718,239 and collateralized by 750,000 of Federal Home Loan Corp. Notes, bearing interest at 5.00%, due 12/14/18 and having approximate value of $734,063	718,000	718,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	960,000	960,000

Total Repurchase Agreements (cost $1,678,000)		1,678,000

TOTAL INVESTMENTS (cost $152,685,450)(11)	100.0%	162,497,179

Other assets less liabilities	0.0	121,563

NET ASSETS	100.0	$162,618,742

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $6,136,907 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

ADR – American Depository Receipt

REMIC – Real Estate Mortgage Investment Conduits

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(3)	Variable rate security-the rate reflected is as of December 31, 2006; maturity date reflects the stated maturity date.
(4)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Perpetual maturity – maturity date reflects the next call date.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Illiquid Security
(9)	Commercial Mortgage-Backed Security
(10)	Fair valued security (see Note 1)
(11)	See Note 3 for cost of investments on a tax basis.
(12)	To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price violatility than securities for which secondary markets exist. As of December 31, 2006, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy 7.90% due 07/15/09	1/10/2006	150,000	$0	$0	$0	0.00%

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-98.1%
Australia-4.1%

BHP Billiton, Ltd.	51,800	$1,034,475
CSL, Ltd.	28,600	1,475,755
QBE Insurance Group, Ltd.	45,200	1,029,328
Woolworths, Ltd.	82,880	1,563,570

		5,103,128

Belgium-1.2%

KBC Groep NV	11,720	1,437,255

Cayman Islands-0.6%

Neo-Neon Holdings, Ltd. †	269	256
Prime Success International Group, Ltd.	748,000	695,273

		695,529

Cyprus-0.7%

Marfin Popular Bank Public Co. †	91,306	860,465

France-10.0%

BNP Paribas SA	38,260	4,174,248
Renault SA	20,200	2,426,516
Sanofi-Aventis	33,180	3,063,758
Vinci SA	20,700	2,645,064

		12,309,586

Germany-11.3%

Allianz SE	10,400	2,124,626
Bayer AG	55,020	2,953,102
Continental AG	27,000	3,140,003
Deutsche Bank AG	23,800	3,183,818
Siemens AG	26,400	2,618,578

		14,020,127

Greece-4.5%

Coca-Cola Hellenic Bottling Co. SA	30,620	1,196,430
Hellenic Telecommunications Organization SA †	61,900	1,859,745
Marfin Financial Group SA Holdings	7,640	403,205
National Bank of Greece SA	44,700	2,059,318

		5,518,698

Hong Kong-0.9%

Hong Kong & China Gas Co., Ltd.	485,000	1,091,177
Peregrine Investments Holdings, Ltd. †(2)(3)	91,000	0

		1,091,177

Ireland-2.5%

Allied Irish Banks PLC	104,500	3,103,768

Italy-6.7%

Saipem SpA	183,340	4,777,435
UniCredito Italiano SpA	407,690	3,573,457

		8,350,892

Japan-23.6%

Canon, Inc.	45,700	2,572,917
Casio Computer Co., Ltd.	115,400	2,618,209
Daiichi Sankyo Co., Ltd.	113,100	3,535,414
Elpida Memory, Inc. †	41,100	2,258,678
Fanuc, Ltd.	30,600	3,013,588
Ibiden Co., Ltd.	27,900	1,406,664
Isuzu Motors, Ltd.	81,000	380,480
JFE Holdings, Inc.	15,200	782,959
Komatsu, Ltd.	72,100	1,463,144
Nihon Unisys, Ltd.	111,900	1,828,877
ORIX Corp.	11,330	3,279,850
Sumitomo Mitsui Financial Group, Inc.	220	2,255,367
Toho Zinc Co., Ltd.	41,000	389,656
Toyota Motor Corp.	50,000	3,344,397

		29,130,200

Netherlands-1.8%

Royal Numico NV	41,900	2,253,887

Norway-3.6%

DNB NOR ASA	176,070	2,499,069
Norsk Hydro ASA	64,400	1,998,557

		4,497,626

Singapore-0.9%

CapitaLand, Ltd.	288,000	1,164,205

South Korea-0.6%

Hynix Semiconductor, Inc. GDR †*	18,824	729,430

Spain-7.1%

Banco Bilbao Vizcaya Argentaria SA	200,590	4,829,749
Enagas	60,540	1,408,117
Grupo Ferrovial SA	25,988	2,536,889

		8,774,755

Switzerland-7.1%

Novartis AG	53,000	3,055,601
Roche Holding AG	21,810	3,910,944
Zurich Financial Services AG	6,900	1,857,365

		8,823,910

United Kingdom-10.9%

BAE Systems PLC	210,700	1,756,435
BT Group PLC	315,400	1,861,924
Compass Group PLC	450,200	2,556,327
Reckitt Benckiser PLC	66,600	3,043,602
Sage Group PLC	297,900	1,580,712
Vodafone Group PLC ADR	94,800	2,633,544

		13,432,544

United States-0.0%

SoftBrands, Inc. †	40	68

Total Common Stock (cost $105,888,143)		121,297,250

EXCHANGE TRADED FUNDS-1.2%
France-1.2% streetTRACKS MSCI Europe†	7,700	1,396,078

Total Long-Term Investment Securities (cost $107,185,197)		122,693,328

REPURCHASE AGREEMENT-0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/29/06, to be repurchased 1/02/06 in the amount of $ 750,250 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $768,319 (cost $750,000)	$750,000	750,000

TOTAL INVESTMENTS (cost $107,935,197)(1)	99.9%	123,443,328
Other assets less liabilities	0.1	169,321

NET ASSETS	100.0%	$123,612,649

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $729,430 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Illiquid security
(3)	Fair valued security; See Note 1

ADR-American Depository Receipt

GDR-Global Depository Receipt

Portfolio breakdown by industry as a percentage of net assets:

Banks-Commercial	22.6
Medical-Drugs	12.2
Auto-Cars/Light Trucks	5.0
Building-Heavy Construction	4.2
Oil-Field Services	3.9
Insurance-Multi-line	3.2
Telephone-Integrated	3.0
Applications Software	2.8
Finance-Leasing Companies	2.7
Rubber-Tires	2.6
Soap & Cleaning Preparation	2.5
Chemicals-Diversified	2.4
Electronic Components-Misc.	2.4
Electronic Components-Semiconductors	2.4
Cellular Telecom	2.1
Diversified Manufactured Operations	2.1
Electric Products-Misc.	2.1
Food-Catering	2.1
Office Automation & Equipment	2.1
Gas-Distribution	2.0
Food-Misc.	1.8
Oil Companies-Integrated	1.6
Aerospace/Defense	1.4
Food-Retail	1.3
Machinery-Construction & Mining	1.2
Circuit Boards	1.1
Index Fund	1.1
Beverages-Non-alcoholic	1.0
Real Estate Operations & Development	1.0
Diversified Minerals	0.8
Insurance-Property/Casualty	0.8
Footwear & Related Apparel	0.6
Repurchase Agreements	0.6
Steel-Producers	0.6
Diversified Financial Services	0.3
Metal Processors & Fabrication	0.3

99.9%

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-97.9%
Aerospace/Defense-Equipment-1.0%

Alliant Techsystems, Inc.†	30,100	$2,353,519

Banks-Fiduciary-2.1%

Bank of New York Co., Inc.	127,500	5,019,675

Banks-Super Regional-11.1%

Bank of America Corp.	194,600	10,389,694
US Bancorp	137,500	4,976,125
Wachovia Corp.	120,000	6,834,000
Wells Fargo & Co.	125,000	4,445,000

		26,644,819

Cable TV-1.0%

Comcast Corp., Class A†	58,000	2,455,140

Chemicals-Diversified-0.9%

Dow Chemical Co.	56,500	2,256,610

Computers-2.5%

Hewlett-Packard Co.	59,000	2,430,210
International Business Machines Corp.	36,500	3,545,975

		5,976,185

Cosmetics & Toiletries-3.0%

Procter & Gamble Co.	111,400	7,159,678

Diversified Manufactured Operations-5.6%

3M Co.	44,100	3,436,713
General Electric Co.	165,300	6,150,813
ITT Industries, Inc.	65,000	3,693,300

		13,280,826

Electric Products-Misc.-1.5%

Emerson Electric Co.	81,200	3,580,108

Electric-Integrated-5.0%

Duke Energy Corp.	108,500	3,603,285
Exelon Corp.	40,600	2,512,734
FPL Group, Inc.	42,700	2,323,734
The Southern Co.	97,400	3,590,164

		12,029,917

Finance-Credit Card-2.2%

American Express Co.	85,900	5,211,553

Finance-Investment Banker/Broker-12.5%

Bear Stearns Cos., Inc.	22,900	3,727,662
Citigroup, Inc.	218,700	12,181,590
JPMorgan Chase & Co.	160,300	7,742,490
Merrill Lynch & Co., Inc.	25,700	2,392,670
Morgan Stanley	45,700	3,721,351

		29,765,763

Food-Misc.-1.4%

General Mills, Inc.	57,800	3,329,280

Industrial Gases-0.9%

Air Products & Chemicals, Inc.	32,300	2,270,044

Insurance-Multi-line-1.9%

Allstate Corp.	36,200	2,356,982
MetLife, Inc.	38,900	2,295,489

		4,652,471

Insurance-Property/Casualty-2.0%

Chubb Corp.	90,200	4,772,482

Investment Management/Advisor Services-1.0%

Legg Mason, Inc.	25,300	2,404,765

Medical Products-1.8%

Johnson & Johnson	63,500	4,192,270

Medical-Drugs-3.7%

Abbott Laboratories	49,100	2,391,661
Pfizer, Inc.	247,800	6,418,020

		8,809,681

Medical-HMO-1.1%

UnitedHealth Group, Inc.	47,900	2,573,667

Metal-Aluminum-1.0%

Alcoa, Inc.	81,200	2,436,812

Multimedia-3.3%

News Corp., Class A	155,200	3,333,696
Time Warner, Inc.	214,000	4,660,920

		7,994,616

Oil Companies-Exploration & Production-1.3%

XTO Energy, Inc.	66,300	3,119,415

Oil Companies-Integrated-10.6%

Chevron Corp.	115,800	8,514,774
ConocoPhillips	96,700	6,957,565
Exxon Mobil Corp.	127,500	9,770,325

		25,242,664

Oil Refining & Marketing-1.4%

Valero Energy Corp.	64,100	3,279,356

Oil-Field Services-1.0%

Schlumberger, Ltd.	36,700	2,317,972

Paper & Related Products-1.0%

International Paper Co.	67,900	2,315,390

Retail-Apparel/Shoe-1.3%

Foot Locker, Inc.	137,100	3,006,603

Retail-Building Products-1.0%

Home Depot, Inc.	62,400	2,505,984

Retail-Discount-1.4%

Wal-Mart Stores, Inc.	74,400	3,435,792

Retail-Restaurants-1.0%

McDonald’s Corp.	56,100	2,486,913

Savings & Loans/Thrifts-1.0%

Washington Mutual, Inc.	52,300	2,379,127

Telecom Services-1.5%

BCE, Inc.	131,400	3,547,800

Telephone-Integrated-5.1%

AT&T, Inc.	142,000	5,076,500
BellSouth Corp.	54,000	2,543,940
Verizon Communications, Inc.	125,800	4,684,792

		12,305,232

Tobacco-1.5%

Altria Group, Inc.	40,400	3,467,128

Web Portals/ISP-0.9%

Yahoo!, Inc.†	81,900	2,091,726

Wireless Equipment-1.4%

Motorola, Inc.	161,400	3,318,384

Total Long-Term Investment Securities
(cost $207,905,016)		233,989,367

REPURCHASE AGREEMENT-2.3%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $5,370,000)	$5,370,000	5,370,000

TOTAL INVESTMENTS
(cost $213,275,016)(2)	100.2%	239,359,367
Liabilities in excess of other assets	(0.2)	(381,075)

NET ASSETS	100.0%	$238,978,292

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Biotech/Health Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-94.4%
Disposable Medical Products-4.0%

C.R. Bard, Inc.	11,400	$945,858

Drug Delivery Systems-4.7%

Hospira, Inc. †	21,000	705,180
Noven Pharmaceuticals, Inc. †	15,500	394,475

		1,099,655

Medical Information Systems-2.5%

Allscripts Heathcare Solutions, Inc. †	22,000	593,780

Medical Instruments-8.4%

Medtronic, Inc.	15,200	813,352
St. Jude Medical, Inc. †	14,000	511,840
Ventana Medical Systems, Inc. †	15,000	645,450

		1,970,642

Medical Products-2.9%

Johnson & Johnson	10,400	686,608

Medical-Biomedical/Gene-27.7%

Amgen, Inc. †	20,300	1,386,693
Biogen Idec, Inc. †	15,300	752,607
Genentech, Inc. †	10,800	876,204
Genzyme Corp. †	23,400	1,440,972
Invitrogen Corp. †	6,400	362,176
Keryx Biopharmaceuticals, Inc. †	21,000	279,300
MedImmune, Inc. †	19,700	637,689
Myriad Genetics, Inc. †	24,100	754,330

		6,489,971

Medical-Drugs-23.1%

Abbott Laboratories	16,200	789,102
Eli Lilly & Co.	4,200	218,820
Novartis AG ADR	18,600	1,068,384
Pfizer, Inc.	31,800	823,620
Roche Holding AG ADR	8,500	759,900
Schering-Plough Corp.	56,900	1,345,116
Wyeth	7,800	397,176

		5,402,118

Medical-Generic Drugs-3.0%

Barr Pharmaceuticals, Inc. †	14,200	711,704

Medical-HMO-5.1%

Coventry Health Care, Inc. †	6,800	340,340
UnitedHealth Group, Inc.	15,800	848,934

		1,189,274

Medical-Wholesale Drug Distribution-2.9%

Cardinal Health, Inc.	10,500	676,515

Pharmacy Services-2.5%

Medco Health Solutions, Inc. †	10,700	571,808

Physicians Practice Management-2.8%

Matria Healthcare, Inc. †	23,000	660,790

Research & Development-2.1%

Pharmaceutical Product Development, Inc.	15,000	483,300

Therapeutics-2.7%

BioMarin Pharmaceutical, Inc. †	38,300	627,737

Total Long-Term Investment Securities (cost $21,055,626)		22,109,760

REPURCHASE AGREEMENT-6.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,425,000)	$1,425,000	1,425,000

TOTAL INVESTMENTS (cost $22,480,626)(2)	100.5%	23,534,760
Liabilities in excess of other assets	(0.5)	(128,105)

NET ASSETS	100.0%	$23,406,655

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

Tax Managed Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-95.4%
Aerospace/Defense-4.6%

Boeing Co.	13,300	$1,181,572
Spirit Aerosystems Holdings, Inc. †	44,700	1,496,109

		2,677,681

Aerospace/Defense-Equipment-2.8%

Alliant Techsystems, Inc. †	20,600	1,610,714

Auto-Cars/Light Trucks-2.8%

Toyota Motor Co. ADR	12,000	1,611,720

Banks-Super Regional-2.2%

Wachovia Corp.	22,000	1,252,900

Building-Residential/Commerical-1.0%

KB Home Corp.	11,500	589,720

Casino Services-1.7%

International Game Technology	21,000	970,200

Cellular Telecom-2.3%

Leap Wireless International, Inc. †	13,000	773,110
NII Holdings, Inc. †	8,800	567,072

		1,340,182

Computer Aided Design-2.1%

MSC.Software Corp. †	81,000	1,233,630

Computers-3.6%

Apple Computer, Inc. †	17,300	1,467,732
International Business Machines Corp.	6,300	612,045

		2,079,777

Computers-Integrated Systems-0.5%

NCR Corp. †	7,000	299,320

Cosmetics & Toiletries-1.6%

Physicians Formula Holdings, Inc. †	15,000	280,350
Procter & Gamble Co.	10,000	642,700

		923,050

Dental Supplies & Equipment-1.1%

Sirona Dental Systems, Inc.	16,000	616,160

Diversified Manufactured Operations-2.3%

Harsco Corp.	7,500	570,750
Roper Industries, Inc.	15,500	778,720

		1,349,470

Diversified Minerals-1.0%

BHP Billiton, Ltd. ADR	15,000	596,250

Electronic Components-Semiconductors-2.0%

Intel Corp.	28,000	567,000
Silicon Motion Technology Corp., ADR †	36,000	571,320

		1,138,320

Finance-Investment Banker/Broker-8.8%

Bear Stearns Cos., Inc.	5,000	813,900
Goldman Sachs Group, Inc.	12,000	2,392,200
Knight Capital Group, Inc., Class A †	35,000	670,950
Merrill Lynch & Co., Inc.	13,000	1,210,300

		5,087,350

Financial Guarantee Insurance-1.0%

Ambac Financial Group, Inc.	6,700	596,769

Food-Retail-1.0%

Pathmark Stores, Inc. †	54,000	602,100

Industrial Automated/Robotic-1.1%

Rockwell Automation, Inc.	10,000	610,800

Insurance-Multi-line-2.2%

MetLife, Inc.	22,000	1,298,220

Internet Infrastructure Software-1.0%

F5 Networks, Inc. †	7,800	578,838

Medical Instruments-3.3%

Micrus Endovascular Corp. †	99,000	1,888,920

Medical-Biomedical/Gene-8.6%

BioCryst Pharmaceuticals, Inc. †	115,000	1,329,400
Human Genome Sciences, Inc. †	50,000	622,000
MedImmune, Inc. †	20,000	647,400
Myriad Genetics, Inc. †	20,000	626,000
Sangamo Biosciences, Inc. †	269,500	1,778,700

		5,003,500

Medical-HMO-1.1%

Health Net, Inc. †	13,000	632,580

Metal Processors & Fabrication-2.3%

Precision Castparts Corp.	17,000	1,330,760

Metal-Diversified-2.0%

Freeport-McMoRan Copper & Gold, Inc. Class B	10,000	557,300
Zinifex, Ltd.	40,000	593,276

		1,150,576

Mining-1.1%

Goldcorp, Inc.	22,000	625,680

Motion Pictures & Services-1.1%

Macrovision Corp. †	23,000	649,980

Multimedia-1.0%

Publishing & Broadcasting, Ltd.	35,000	589,842

Networking Products-1.1%

Foundry Networks, Inc. †	44,000	659,120

Non-Ferrous Metals-2.3%

Energy Resources of Australia, Ltd.	81,500	1,338,106

Oil Companies-Exploration & Production-1.6%

Petroquest Energy, Inc. †	24,000	305,760
Plains Exploration & Production Co. †	13,000	617,890

		923,650

Oil Companies-Integrated-3.5%

Chevron Corp.	10,000	735,300
ConocoPhillips	18,200	1,309,490

		2,044,790

Oil-Field Services-2.3%

Hanover Compressor Co. †	30,000	566,700
Oceaneering International, Inc. †	7,000	277,900
Schlumberger, Ltd.	7,500	473,700

		1,318,300

Pharmacy Services-1.1%

Medco Health Solutions, Inc. †	12,000	641,280

Real Estate Investment Trusts-0.8%

Archstone-Smith Trust	8,000	465,680

Retail-Apparel/Shoe-3.9%

Abercrombie & Fitch Co., Class A	8,500	591,855
American Eagle Outfitters, Inc.	9,750	304,297
Bebe Stores, Inc.	26,000	514,540
Children’s Place Retail Stores, Inc. †	4,500	285,840
Limited Brands, Inc.	20,000	578,800

		2,275,332

Retail-Discount-1.0%

Target Corp.	10,300	587,615

Retail-Office Supplies-2.3%

Staples, Inc.	50,000	1,335,000

Semiconductor Equipment-1.3%

Varian Semiconductor Equipment Associates, Inc. †	17,000	773,840

Telecom Services-1.9%

BCE, Inc.	40,000	1,080,000

Telephone-Integrated-1.9%

AT&T, Inc.	30,000	1,072,500

Tobacco-2.1%

Altria Group, Inc.	14,000	1,201,480

X-Ray Equipment-1.1%

Hologic, Inc. †	14,000	661,920

Total Long-Term Investment Securities (cost $53,015,974)		55,313,622

REPURCHASE AGREEMENT-2.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,610,000)	$1,610,000	1,610,000

TOTAL INVESTMENTS (cost $54,625,974)(2)	98.2%	56,923,622
Other assets less liabilities	1.8	1,066,192

NET ASSETS	100.0%	$57,989,814

†	Non-income producing security.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-94.6%
Australia-3.1%

Bradken, Ltd.	26,826	$169,401
Independence Group NL	66,690	211,620
JB Hi-Fi, Ltd.	36,632	189,396
Sino Gold, Ltd.	53,313	307,203

		877,620

Austria-0.9%

Andritz AG	1,251	271,322

Bermuda-1.0%

Celestial Nutrifoods, Ltd.	235,000	231,361
Glorious Sun Enterprises, Ltd.	88,000	41,181

		272,542

Cayman Islands-2.7%

China Milk Products Group, Ltd.	125,000	113,284
Kingboard Chemical Holdings, Ltd.	73,500	288,678
Prime Success International Group, Ltd.	214,000	198,915
SPG Land Holdings, Ltd.	85,000	71,687
The9 Ltd. † ADR	2,800	90,216

		762,780

China-0.7%
Shanghai Jin Jiang International Hotels Group Co., Ltd.	428,000	204,693
Zhuzhou CSR Times	3,000	4,150

		208,843

Denmark-5.8%

Bang & Olufsen A/S, Class B	2,770	356,989
Bavarian Nordic A/S	1,639	168,867
DSV A/S	849	155,107
FLSmidth & Co A/S	5,440	345,730
Genmab AS	3,798	255,495
Royal UNIBREW A/S	3,020	395,624

		1,677,812

Finland-2.1%

KCI Konecranes Oyj	9,010	265,229
Ramirent Oyj	5,710	337,679

		602,908

France-5.6%

Euler Hermes SA	3,160	457,181
Icade	4,970	313,927
Ingenico SA	6,290	161,495
Kaufman & Broad SA	2,460	153,728
Neopost SA	2,644	332,094
Sechilienne SA	3,170	174,873

		1,593,298

Germany-10.8%

Bauer AG	6,714	286,269
ElringKlinger AG	7,085	453,786
Fielmann AG	6,580	424,047
Francotyp-Postalia Holding AG	1,752	44,497
Kloeckner & Co. AG	6,105	264,413
Pfleiderer AG	16,350	442,232
Rational AG	810	150,923
Software AG	2,220	175,069
Symrise AG	10,027	258,105
Thielert AG	5,240	123,124
Washtec AG	9,780	178,675
Wincor Nixdorf AG	1,980	308,050

		3,109,190

Greece-3.5%

Athens Stock Exchange SA	16,500	303,625
Marfin Financial Group SA	6,010	317,181
Piraeus Bank SA	11,752	378,833

		999,639

Hong Kong-0.2%

Travelsky Technology, Ltd.	31,000	47,347

Indonesia-0.5%

United Tractors Tbk PT	199,500	145,297

Ireland-4.2%

Grafton Group PLC (Ireland) †	22,640	378,356
Grafton Group PLC (United Kingdom) †	3,310	54,967
Iaws Group PLC	12,980	332,404
Kingspan Group PLC (Ireland)	9,931	263,106
Kingspan Group PLC (United Kingdom)	3,240	85,967
Norkom Group PLC (Ireland)	26,412	71,473
Norkom Group PLC (United Kingdom)	10,138	27,592

		1,213,865

Italy-2.3%

ASM	46,680	255,569
Digital Multimedia Technologies SpA	2,190	155,242
Piccolo Credito Valtellinese Scarl	6,830	110,175
Tod’s SpA	1,890	152,363

		673,349

Japan-28.0%

Amano Corp.	3,900	48,961
Asahi Soft Drinks Co., Ltd.	9,500	137,066
Chugoku Marine Paints, Ltd.	25,000	192,639
Culture Convenience Club Co., Ltd.	19,500	143,376
Daikoku Denki Co., Ltd.	3,000	64,031
Dena Co., Ltd.	47	154,027
Digital Garage, Inc.	32	59,426
Disco Corp.	2,400	168,800
Don Quijote Co., Ltd.	11,200	214,109
en-japan, Inc.	18	86,366
Exedy Corp.	7,900	243,628
Fujimi, Inc.	3,100	88,828
Fullcast Co., Ltd.	28	64,703
Harmonic Drive Systems, Inc.	11	56,477
HIS Co., Ltd.	8,100	198,067
Hisamitsu Pharmaceutical Co., Inc.	4,500	142,557
Hitachi Systems & Services, Ltd.	6,300	131,553
Iriso Electronics Co., Ltd.	2,200	83,005
Japan Aviation Electronics Industry, Ltd.	14,000	198,462
Japan Steel Works, Ltd.	18,000	140,666
Kaga Electronics Co., Ltd.	6,700	119,919
KaKaKu.com, Inc.	42	136,230
Kenedix, Inc.	38	171,472
Koito Manufacturing Co., Ltd.	6,000	90,399
Kyoritsu Maintenance Co., Ltd.	5,800	135,003
Kyowa Exeo Corp.	11,000	112,399
La Parler Co., Ltd.	36	66,552
Lintec Corp.	8,400	165,522
Mani, Inc.	600	44,368
Milbon Co., Ltd.	3,000	83,694
Miraca Holdings, Inc.	5,000	115,121
Miraial Co., Ltd.	700	76,350
Modec, Inc.	5,900	141,297
Moshi Moshi Hotline, Inc.	4,350	180,207
Nabtesco Corp.	12,000	150,347
Nichias Corp.	18,000	134,465
Nippon Chemiphar Co., Ltd.	13,000	66,090
Nissha Printing Co., Ltd.	2,000	61,678
Obic Co., Ltd.	860	177,991
Oenon Holdings, Inc.	31,000	102,374
Okasan Holdings, Inc.	17,000	108,853
OKUMA Corp.	15,000	173,942
Otsuka Corp.	1,800	183,017
Park24 Co., Ltd.	10,200	130,709
Renaissance, Inc.	8,300	104,757
ResortTrust, Inc.	7,100	187,337
Sankyu, Inc.	18,000	106,180
Sasebo Heavy Industries Co., Ltd.	23,000	69,190
SBS Holding, Inc.	27	72,148
Secom Techno Service Co., Ltd.	3,000	121,760
St Marc Holdings Co., Ltd.	2,100	149,111
Star Micronics Co., Ltd.	7,400	147,683
Sysmex Corp.	4,100	160,548
Taiyo Ink Manufacturing Co., Ltd.	100	5,554
Teikoku Piston Ring Co., Ltd.	12,700	118,777
Telepark Corp.	58	113,071
The Kagoshima Bank, Ltd.	7,000	50,645
Toho Pharmaceutical Co., Ltd.	3,700	67,157
Toyo Tanso Co., Ltd.	2,100	209,991
Tsumura & Co.	5,000	116,802
UFJ Central Leasing Co., Ltd.	2,600	123,659
Unicharm Petcare Corp.	1,300	47,300
Union Tool Co.	1,900	85,576
USS Co., Ltd.	3,500	227,932
Works Applications Co., Ltd.	121	88,662
Xebio Co., Ltd.	2,800	87,996
Yamaguchi Financial Group, Inc.	5,000	51,258

		8,057,840

Malaysia-0.3%

SP Setia Bhd	41,600	60,136
Wellcall Holdings Bhd	25,300	19,936

		80,072

Netherlands-1.1%

Aalberts Industries NV	3,770	325,967

Norway-1.5%

ProSafe ASA	22,700	322,195
Sevan Marine ASA	21,891	119,370

		441,565

Philippines-0.0%

Chemrez Technologies, Inc.	107,000	11,780

Singapore-2.4%

China Energy, Ltd.	5,000	3,260
Cosco Corp. Singapore, Ltd.	103,000	154,458
Ho Bee Investment, Ltd.	67,000	63,342
Raffles Medical Group, Ltd.	188,000	118,898
SembCorp Marine, Ltd.	8,000	17,734
The Ascott Group, Ltd.	313,000	328,561

		686,253

South Korea-1.2%

CJ Internet Corp.	5,940	155,206
Korea Zinc Co., Ltd.	1,070	113,558
Pacific Corp.	363	66,355

		335,119

Spain-1.6%

Banco Pastor SA	15,759	306,839
Mecalux SA	3,860	157,091

		463,930

Sweden-6.1%

Elekta AB, Class B	16,395	345,457
JM AB	11,970	290,247
Lindab International AB	8,671	164,973
Modern Times Group AB, Class B †	3,770	247,811
Munters AB	5,380	249,120
Q-Med AB	20,160	314,358
RaySearch Laboratories AB	6,530	143,077

		1,755,043

Switzerland-2.3%

Banque Cantonale Vaudoise	347	167,164
Basilea Pharmaceutica	869	151,905
Compagne Financiere Tradition	940	140,788
Kaba Holding AG	409	123,858
Speedel Holding AG	520	69,561

		653,276

Taiwan-0.8%

Sanyang Industrial Co., Ltd.	302,000	215,946

United Kingdom-5.9%

Cookson Group PLC	25,640	315,276
Detica Group PLC	22,998	165,261
IG Group Holdings PLC	45,550	259,088
NDS Group PLC ADR †	4,490	216,822
Northumbrian Water Group PLC	50,390	301,911
Punch Taverns PLC	17,380	435,244

		1,693,602

Total Common Stock (cost $25,045,893)		27,176,205

PREFERRED STOCK-1.9%
Germany-1.9%

Hugo Boss AG (cost $484,199)	10,370	532,773

Total Long-Term Investment Securities (cost $25,530,092)		27,708,978

SHORT-TERM INVESTMENT SECURITIES-1.5%
Time Deposits 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 01/02/07	$441,000	441,000

TOTAL INVESTMENTS (cost $25,971,092)(1)	98.0%	28,149,978
Other assets less liabilities	2.0	584,025

NET ASSETS	100.0%	$28,734,003

†	Non-income producing security.
(1)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt.

Portfolio breakdown by industry as a percentage of net assets:

Building & Construction Products-Misc.	4.5
Banks-Commercial	3.7
Auto/Truck Parts & Equipment-Original	3.2
Machinery-General Industrial	2.9
Real Estate Operations & Development	2.9
Building & Construction-Misc.	2.5
Computers-Integrated Systems	2.3
Diversified Manufactured Operations	2.2
Finance-Other Services	2.2
Medical-Biomedical/Gene	2.2
Apparel Manufacturers	1.9
Machinery-Electrical	1.8
Medical Instruments	1.8
Medical Products	1.7
Financial Guarantee Insurance	1.6
Retail-Building Products	1.5
Retail-Misc./Diversified	1.5
Retail-Pubs	1.5
Time Deposits	1.5
Brewery	1.4
Miscellaneous Manufacturing	1.4
Food-Misc.	1.3
Medical-Drugs	1.3
Office Automation & Equipment	1.3
Audio/Video Products	1.2
Chemicals-Diversified	1.2
Footwear & Related Apparel	1.2
Rental Auto/Equipment	1.2
Transport-Truck	1.2
Computers	1.1
Mining	1.1
Oil-Field Services	1.1
Water	1.1
Chemicals-Other	1.0
Engineering/R&D Services	1.0
Machinery-Construction & Mining	1.0
Distribution/Wholesale	0.9
Electric-Integrated	0.9
Environmental Monitoring & Detection	0.9
Finance-Investment Banker/Broker	0.9
Gambling (Non-Hotel)	0.9
Television	0.9
Auto-Cars/Light Trucks	0.8
Cosmetics & Toiletries	0.8
E-Commerce/Services	0.8
Electronic Components-Misc.	0.8
Food-Flour & Grain	0.8
Internet Connectivity Services	0.8
Retail-Automobile	0.8
Coatings/Paint	0.7
Diversified Minerals	0.7
Electronics-Military	0.7
Energy-Alternate Sources	0.7
Hotels/Motels	0.7
Resorts/Theme Parks	0.7
Retail-Consumer Electronics	0.7
Retail-Discount	0.7
Travel Services	0.7
Chemicals-Specialty	0.6
Consulting Services	0.6
Direct Marketing	0.6
Enterprise Software/Service	0.6
Investment Management/Advisor Services	0.6
Appliances	0.5
Applications Software	0.5
Beverages-Non-alcoholic	0.5
Building-Maintance & Services	0.5
Building-Residential/Commerical	0.5
Commercial Services	0.5
Internet Content-Information/News	0.5
Machinery-Material Handling	0.5
Motion Pictures & Services	0.5
Retail-Bookstore	0.5
Retail-Restaurants	0.5
Telecommunication Equipment	0.5
Transport-Marine	0.5
Beverages-Wine/Spirits	0.4
Cellular Telecom	0.4
Electronic Parts Distribution	0.4
Electronic Security Devices	0.4
Engines-Internal Combustion	0.4
Finance-Leasing Companies	0.4
Food-Dairy Products	0.4
Medical-Hospitals	0.4
Non-Ferrous Metals	0.4
Oil Field Machinery & Equipment	0.4
Protection/Safety	0.4
Recreational Centers	0.4
Decision Support Software	0.3
Electronic Connectors	0.3
Entertainment Software	0.3
Retail-Sporting Goods	0.3
Shipbuilding	0.3
E-Services/Consulting	0.2
Human Resources	0.2
Leisure Products	0.2
Medical-Generic Drugs	0.2
Medical-Wholesale Drug Distribution	0.2
Printing-Commercial	0.2
Retail-Apparel/Shoe	0.1
Rubber/Plastic Products	0.1

98.0%

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements

As of December 31, 2006 the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	0.70%	$976,000
Growth Opportunities	6.44	8,965,000
New Century	11.19	15,577,000
Growth and Income	0.86	1,198,000
Balanced Assets	0.69	960,000
Value	3.86	5,370,000
Biotech/Health	1.02	1,425,000
Tax Managed Equity	1.16	1,610,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2006, bearing interest at a rate of 4.28% per annum, with a principal amount of $139,150,000, a repurchase price of $139,216,174, and a maturity date of January 2, 2007.The repurchase agreement is collateralized by the following:

Types of Collateral	Interest Rates	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	2.75%	8/15/2007	$47,930,000	$47,690,350
U.S. Treasury Bonds	6.00	2/15/2026	2,965,000	3,420,827
U.S. Treasury Bonds	6.25	8/15/2023	1,940,000	2,272,475
U.S. Treasury Bonds	8.50	2/15/2020	2,515,000	3,470,718
U.S. Treasury Note	4.38	1/31/2008	47,000,000	47,528,750
U.S. Treasury Note	4.88	4/30/2008	31,000,000	31,193,750
U.S. Treasury Note	5.13	6/30/2008	6,190,000	6,360,225

Note 3. Federal Income Taxes

As of December 31, 2006 the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$66,172,641	$67,923,738	$84,259,278	$106,686,169	$153,043,517

Appreciation	6,429,416	3,457,492	4,138,337	10,657,681	11,909,085
Depreciation	(1,516,587)	(939,306)	(919,899)	(2,125,946)	(2,455,423)

Net unrealized appreciation (depreciation)	$4,912,829	$2,518,186	$3,218,438	$8,531,735	$9,453,662

	International Equity Fund	Value Fund	Biotech/ Health Fund	Tax Managed Equity Fund	International Small-Cap Fund
Cost (tax basis)	$108,168,184	$213,849,605	$22,560,659	$54,990,064	$25,986,917

Appreciation	16,004,238	27,689,855	1,528,801	3,097,415	3,658,463
Depreciation	(729,094)	(2,180,093)	(554,700)	(1,163,857)	(1,495,402)

Net unrealized appreciation (depreciation)	$15,275,144	$25,509,762	$974,101	$1,933,558	$2,163,061

Note 4. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Advisor”), AIG SunAmerica Capital Services, Inc. (“The Distributor”), and AIGGIC, the subadviser to two Funds, (the “Subadviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Subadvisor and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	February 28, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	February 28, 2007